SUPPLEMENT

DATED JUNE 19, 2009

TO THE CURRENTLY EFFECTIVE

CLASS A, CLASS B AND CLASS C SHARES PROSPECTUS

CLASS I SHARES PROSPECTUS

CLASS L SHARES PROSPECTUS

CLASS Y SHARES PROSPECTUS

EACH DATED MARCH 1, 2009

FOR THE HARTFORD MUTUAL FUNDS (COLLECTIVELY THE "PROSPECTUSES")

The Prospectuses referenced above are revised as follows:

THE HARTFORD HIGH YIELD MUNICIPAL BOND FUND, THE HARTFORD TAX-FREE CALIFORNIA FUND AND THE HARTFORD TAX-FREE NATIONAL FUND

Effective June 26, 2009, Charles Grande will no longer be involved in the portfolio management of The Hartford High Yield Municipal Bond Fund, The Hartford Tax-Free California Fund and The Hartford Tax-Free National Fund (the “Funds”). Christopher Bade will continue to serve as Portfolio Manager of the Funds.

Accordingly, in your Prospectus in the sections entitled “The Hartford High Yield Municipal Bond Fund,” “The Hartford Tax-Free California Fund,” and “The Hartford Tax-Free National Fund” the information regarding Mr. Grande is deleted.

This Supplement should be retained with your Prospectus for future reference.

SUPPLEMENT

DATED JUNE 19, 2009

TO THE COMBINED STATEMENT OF ADDITIONAL INFORMATION (THE "SAI")

FOR THE HARTFORD MUTUAL FUNDS

DATED MARCH 1, 2009

The SAI is revised as follows:

THE HARTFORD HIGH YIELD MUNICIPAL BOND FUND, THE HARTFORD TAX-FREE CALIFORNIA FUND AND THE HARTFORD TAX-FREE NATIONAL FUND

Effective June 26, 2009, Charles Grande will no longer be involved in the portfolio management of The Hartford High Yield Municipal Bond Fund, The Hartford Tax-Free California Fund and The Hartford Tax-Free National Fund (the “Funds”). Christopher Bade will continue to serve as Portfolio Manager of the Funds.

Accordingly, all references and disclosures concerning Mr. Grande are hereby deleted.

This Supplement should be retained with your SAI for future reference.